Segment Information (Tables)	9 Months Ended
Sep. 30, 2025
Segment Information [Abstract]
Schedule of Key Financial Information

The following tables present the key financial information for the nine and the three-month period ended September 30, 2025:

	Telecommunications revenue		Digital revenue		Total revenue
	2025	2024	2025	2024	2025	2024
Kyivstar	762	654	74	15	836	669

Total	762	654	74	15	836	669

	Selling, general and administrative expenses **		Adjusted EBITDA		CAPEX excl. licenses and ROU*
	2025	2024	2025	2024	2025	2024
Kyivstar	279	221	477	374	223	131

Total	279	221	477	374	223	131

*	This includes capital expenditures on property, plant and equipment, net of advances, of US$174 (2024: US$99), intangible assets of US$130 (2024: US$86) after deducting additions in licenses of US$1 (2024: US$nil) and right-of-use assets of US$80 (2024: US$54).

**	Upon adoption of IFRIC agenda decision in July 2024, on the disclosure of revenues and expenses for reportable segments related to application of requirements of IFRS 8, the Company has included Selling, general and administrative expenses by reportable segment, including comparative information.
	Telecommunications revenue		Digital revenue		Total revenue
	2025	2024	2025	2024	2025	2024
Kyivstar	262	242	35	6	297	248

Total	262	242	35	6	297	248
	Selling, general and administrative expenses **		Adjusted EBITDA		CAPEX excl. licenses and ROU*
	2025	2024	2025	2024	2025	2024
Kyivstar	96	79	171	142	89	56

Total	96	79	171	142	89	56

*	This includes capital expenditures on property, plant and equipment, net of advances, of US$74 (2024: US$42), intangible assets of US$37 (2024: US$30) after deducting additions in licenses of US$1 (2024: US$nil) and right-of-use assets of US$21 (2024: US$16).

**	Upon adoption of IFRIC agenda decision in July 2024, on the disclosure of revenues and expenses for reportable segments related to application of requirements of IFRS 8, the Company has included Selling, general and administrative expenses by reportable segment, including comparative information.

Schedule of Reconciliation of Adjusted EBITDA

The following table provides the reconciliation of Adjusted EBITDA to profit / (loss) before tax for the nine and three-month periods ended September 30:

	Nine-month period		Three-month period
	2025	2024	2025	2024
Total Adjusted EBITDA	477	374	171	142
Adjustments to reconcile Total Adjusted EBITDA to Profit before tax
Depreciation	(102)	(89)	(37)	(30)
Amortization	(46)	(34)	(17)	(12)
Impairment	(6)	(2)	(3)	—
Loss on disposal of non-current assets	(1)	(1)	—	(1)
Listing expense	(162)	—	(162)	—
Finance costs	(57)	(62)	(18)	(20)
Finance income	13	26	2	10
Other non-operating (loss) / gain, net	(8)	—	(6)	(1)
Net foreign exchange (loss) / gain, net	(21)	24	(1)	14

Profit / (loss) before tax	87	236	(71)	102